UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21467

LMP Capital and Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LMP CAPITAL AND INCOME FUND INC.

FORM N-Q

FEBRUARY 28, 2019

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited)	February 28, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 78.0%
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 5.8%
AT&T Inc.	237,000	$7,375,440	(a)
Verizon Communications Inc.	134,000	7,627,280	(a)

TOTAL COMMUNICATION SERVICES		15,002,720

CONSUMER DISCRETIONARY - 1.4%
Automobiles - 1.4%
General Motors Co.	93,300	3,683,484	(a)

CONSUMER STAPLES - 4.3%
Beverages - 1.3%
Coca-Cola Co.	34,500	1,564,230
PepsiCo Inc.	16,300	1,884,932

Total Beverages		3,449,162

Household Products - 3.0%
Kimberly-Clark Corp.	40,000	4,673,200	(a)
Procter & Gamble Co.	30,000	2,956,500	(a)

Total Household Products		7,629,700

TOTAL CONSUMER STAPLES		11,078,862

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Williams Cos. Inc.	232,552	6,206,813	(a)

FINANCIALS - 13.4%
Banks - 2.5%
Bank of America Corp.	110,000	3,198,800	(a)
Citigroup Inc.	51,200	3,275,776	(a)

Total Banks		6,474,576

Insurance - 1.3%
MetLife Inc.	73,900	3,339,541	(a)

Mortgage Real Estate Investment Trusts (REITs) - 9.6%
AGNC Investment Corp.	330,000	5,824,500	(a)
Annaly Capital Management Inc.	519,100	5,258,483	(a)
Starwood Property Trust Inc.	314,000	7,043,020	(a)
TPG RE Finance Trust Inc.	320,000	6,406,400	(a)

Total Mortgage Real Estate Investment Trusts (REITs)		24,532,403

TOTAL FINANCIALS		34,346,520

HEALTH CARE - 8.5%
Pharmaceuticals - 8.5%
AstraZeneca PLC, ADR	61,100	2,540,538	(a)
GlaxoSmithKline PLC, ADR	40,400	1,630,544	(a)
Johnson & Johnson	22,700	3,101,728	(a)

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Merck & Co. Inc.	109,000	$8,860,610	(a)
Pfizer Inc.	129,000	5,592,150	(a)

TOTAL HEALTH CARE		21,725,570

INDUSTRIALS - 6.9%
Aerospace & Defense - 4.1%
Lockheed Martin Corp.	33,800	10,458,058	(a)

Electrical Equipment - 0.9%
Emerson Electric Co.	34,500	2,351,175	(a)

Machinery - 1.9%
Stanley Black & Decker Inc.	36,750	4,866,802	(a)

TOTAL INDUSTRIALS		17,676,035

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.1%
Cisco Systems Inc.	54,600	2,826,642	(a)

IT Services - 2.2%
International Business Machines Corp.	26,500	3,660,445	(a)
Paychex Inc.	24,350	1,875,437	(a)

Total IT Services		5,535,882

Semiconductors & Semiconductor Equipment - 6.7%
Broadcom Inc.	15,800	4,350,688
Intel Corp.	20,200	1,069,792
Maxim Integrated Products Inc.	77,800	4,234,654	(a)
Microchip Technology Inc.	20,000	1,737,400	(a)
QUALCOMM Inc.	69,000	3,683,910	(a)
Texas Instruments Inc.	20,700	2,189,646	(a)

Total Semiconductors & Semiconductor Equipment		17,266,090

Software - 4.3%
Microsoft Corp.	78,000	8,738,340	(a)
Oracle Corp.	42,500	2,215,525

Total Software		10,953,865

Technology Hardware, Storage & Peripherals - 1.0%
Apple Inc.	15,200	2,631,880	(a)

TOTAL INFORMATION TECHNOLOGY		39,214,359

MATERIALS - 4.0%
Chemicals - 2.4%
DowDuPont Inc.	118,200	6,291,786	(a)

Containers & Packaging - 1.0%
International Paper Co.	56,000	2,565,920	(a)

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	SHARES	VALUE
Metals & Mining - 0.6%
Compass Minerals International Inc.	27,600	$1,445,688	(a)

TOTAL MATERIALS		10,303,394

REAL ESTATE - 11.7%
Equity Real Estate Investment Trusts (REITs) - 11.7%
Alexandria Real Estate Equities Inc.	18,600	2,527,554	(a)
American Tower Corp.	15,500	2,730,325	(a)
AvalonBay Communities Inc.	5,500	1,070,465
EPR Properties	43,300	3,181,684	(a)
Equity Residential	29,600	2,181,224
Park Hotels & Resorts Inc.	135,300	4,226,772	(a)
Retail Properties of America Inc., Class A Shares	152,700	1,902,642	(a)
Simon Property Group Inc.	18,310	3,317,040	(a)
STORE Capital Corp.	111,500	3,620,405	(a)
Urstadt Biddle Properties Inc., Class A Shares	83,700	1,751,004	(a)
Weyerhaeuser Co.	141,900	3,531,891	(a)

TOTAL REAL ESTATE		30,041,006

UTILITIES - 4.3%
Electric Utilities - 2.7%
Exelon Corp.	53,000	2,575,270	(a)
NextEra Energy Inc.	22,998	4,317,185

Total Electric Utilities		6,892,455

Multi-Utilities - 1.6%
CenterPoint Energy Inc.	137,000	4,129,180	(a)

TOTAL UTILITIES		11,021,635

TOTAL COMMON STOCKS (Cost - $157,140,610)		200,300,398

	SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 35.1%
Diversified Energy Infrastructure - 9.0%
Energy Transfer LP	611,000	9,036,690	(a)
Enterprise Products Partners LP	266,000	7,354,900	(a)
Genesis Energy LP	307,300	6,622,315	(a)

Total Diversified Energy Infrastructure		23,013,905

Financials - 3.8%
Blackstone Group LP	292,600	9,769,914	(a)

Gathering/Processing - 1.5%
Western Midstream Partners LP	114,273	3,823,575	(a)

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY		SHARES/UNITS	VALUE
Global Infrastructure - 2.8%
Brookfield Infrastructure Partners LP		59,100	$2,365,182
Brookfield Renewable Partners LP		163,500	4,921,338

Total Global Infrastructure			7,286,520

Liquids Transportation & Storage - 4.0%
Buckeye Partners LP		59,100	1,860,468	(a)
Magellan Midstream Partners LP		61,000	3,713,070	(a)
PBF Logistics LP		212,350	4,637,724	(a)

Total Liquids Transportation & Storage			10,211,262

Oil, Gas & Consumable Fuels - 2.5%
Hoegh LNG Partners LP		354,600	6,322,518	(a)

Oil/Refined Products - 5.1%
Andeavor Logistics LP		10,800	379,944
CrossAmerica Partners LP		78,800	1,390,820	(a)
MPLX LP		177,000	5,869,320	(a)
Sunoco LP		184,200	5,522,316	(a)

Total Oil/Refined Products			13,162,400

Petrochemicals - 2.3%
Westlake Chemical Partners LP		255,000	5,814,000	(a)

Propane - 1.8%
Suburban Propane Partners LP		211,000	4,580,810	(a)

Shipping - 2.3%
KNOT Offshore Partners LP		332,000	6,009,200	(a)

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $81,917,678)			89,994,104

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 8.0%
FINANCIALS - 1.5%
Insurance - 1.5%
Assurant Inc.	6.500%	34,500	3,761,880

HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 1.3%
Danaher Corp.	4.750%	3,400	3,480,597

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Crown Castle International Corp.	6.875%	5,500	6,132,005

See Notes to Schedule of Investments.

LMP CAPITAL AND INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	SHARES	VALUE
UTILITIES - 2.8%
Multi-Utilities - 2.8%
Sempra Energy	6.000%	33,378	$3,461,966
Sempra Energy	6.750%	35,500	3,723,595

TOTAL UTILITIES			7,185,561

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $19,878,969)			20,560,043

INVESTMENTS IN UNDERLYING FUNDS - 6.4%
Ares Capital Corp.		341,000	5,906,120	(b)
BlackRock TCP Capital Corp.		209,390	3,025,685	(a)(b)
Golub Capital BDC Inc.		116,200	2,143,890	(a)(b)
TriplePoint Venture Growth BDC Corp.		425,000	5,406,000	(a)(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $16,895,672)			16,481,695

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $275,832,929)			327,336,240

	RATE
SHORT-TERM INVESTMENTS - 4.3%
JPMorgan 100% U.S. Treasury Securities Money Market
Fund, Institutional Class (Cost - $11,067,643)	2.246%	11,067,643	11,067,643

TOTAL INVESTMENTS - 131.8% (Cost - $286,900,572)			338,403,883
Liabilities in Excess of Other Assets - (31.8)%			(81,673,083)

TOTAL NET ASSETS - 100.0%			$256,730,800

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b)	Security is a business development company.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Capital and Income Fund Inc. (the “Fund”) was incorporated in Maryland on November 12, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is total return with an emphasis on income.

The Fund may invest in a broad range of equity and fixed-income securities of both U.S. and foreign issuers. The Fund will vary its allocation between equity and fixed-income securities depending on the investment manager’s view of economic, market or political conditions, fiscal and monetary policy and security valuation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

Notes to Schedule of Investments (unaudited) (continued)

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$200,300,398	—	—	$200,300,398
Master Limited Partnerships	89,994,104	—	—	89,994,104
Convertible Preferred Stocks	20,560,043	—	—	20,560,043
Investments in Underlying Funds	16,481,695	—	—	16,481,695

Total Long-Term Investments	327,336,240	—	—	327,336,240

Short-Term Investments†	11,067,643	—	—	11,067,643

Total Investments	$338,403,883	—	—	$338,403,883

†	See Schedule of Investments for additional detailed categorizations.

At February 28, 2019, securities valued at $6,132,005 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Capital and Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019